UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21464
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock Floating Rate Income Strategies Fund II, Inc.

=========== BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. ============

GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: FEB 22, 2011   Meeting Type: Annual
Record Date:  JAN 10, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director David L. Eaton           For       For          Management
1.3   Elect Director Kenneth A. Ghazey        For       For          Management
1.4   Elect Director Philip J. Gund           For       For          Management
1.5   Elect Director Charles Macaluso         For       For          Management

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NORTEK, INC.

Ticker:       NTKS           Security ID:  656559309
Meeting Date: NOV 09, 2010   Meeting Type: Annual
Record Date:  SEP 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John T. Coleman          For       For          Management
1.2   Elect Director Thomas A. Keenan         For       For          Management
1.3   Elect Director J. David Smith           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management

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NORTEK, INC.

Ticker:       NTKS           Security ID:  656559309
Meeting Date: MAY 10, 2011   Meeting Type: Annual
Record Date:  MAR 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jeffrey C. Bloomberg     For       For          Management
1.2   Elect Director Joseph M. Cianciolo      For       For          Management
1.3   Elect Director James B. Hirshorn        For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     Three Years  Management
                                              Years
4     Ratify Auditors                         For       For          Management

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SUNPOWER CORPORATION

Ticker:       SPWRA          Security ID:  867652307
Meeting Date: MAY 03, 2011   Meeting Type: Annual
Record Date:  MAR 09, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas R. McDaniel       For       For          Management
1.2   Elect Director Thomas H. Werner         For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     Three Years  Management
                                              Years

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700108
Meeting Date: SEP 29, 2010   Meeting Type: Annual
Record Date:  AUG 02, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark J. Ruday            For       For          Management
2     Elect Director Charles Macaluso         For       For          Management
3     Elect Director Duncan H. Cocroft        For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director James D. Jackson         For       For          Management
6     Director Linda Koffenberger             For       For          Management

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: SEP 29, 2010   Meeting Type: Annual
Record Date:  AUG 02, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700108
Meeting Date: JUN 02, 2011   Meeting Type: Written Consent
Record Date:  APR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Payment of Completion Bonuses           For       For          Management

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: JUN 02, 2011   Meeting Type: Written Consent
Record Date:  APR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Payment of Completion Bonuses           For       For          Management

=================================== END NPX REPORT =============================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: August 29, 2011